Stock Awards and Stock-Based Compensation - Narrative (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Mar. 31, 2023	Dec. 31, 2020
Stock Awards and Stock-Based Compensation
Aggregate intrinsic value of options exercised	$ 0	$ 19,000	$ 0	$ 19,000	$ 0	$ 0		$ 527,450
Weighted average grant-date fair value of options granted per share			$ 1.48	$ 11.95	$ 7.65	$ 9.55
Weighted average grant-date fair value of options granted amount	$ 7,000	44,000	$ 7,000	$ 44,000	$ 57,000	$ 500,000
Stock options outstanding	389,508		389,508		387,109	395,002	387,770	346,806
Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock options outstanding	389,508		389,508		387,109
Restricted stock units, outstanding	66,630		66,630		64,699
Stock not yet issued	58,135		58,135		57,197
Stock granted not yet vested			8,495		7,502
Unrecognized stock-based compensation related to common stock grants			$ 11,000		$ 23,000
Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Restricted stock units, outstanding	186,789		186,789		292,565
Stock not yet issued	147,518		147,518		44,234
Restricted stock units ("RSUs") granted but not yet vested			39,271		248,331
Unrecognized stock compensation related to the RSUs			$ 97,000		$ 176,000
Management | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted	$ 0	1,000	0	4,000	49,000	$ 141,000
Management | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted	0	0	0	0	0	114,000
Management | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted	6,000	37,000	9,000	54,000	190,000	297,000
Various employees | Grants
Stock Awards and Stock-Based Compensation
Stock based awards granted	21,000	73,000	47,000	221,000	307,000	369,000
Various employees | Share-Based Payment Arrangement, Option
Stock Awards and Stock-Based Compensation
Stock based awards granted	3,000	14,000	7,000	43,000	57,000	500,000
Various employees | Restricted Stock Units (RSUs)
Stock Awards and Stock-Based Compensation
Stock based awards granted	$ 68,000	$ 335,000	$ 95,000	$ 424,000	$ 1,800,000	$ 1,470,000